RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the three months ended March 31, 2022 and 2021 included:

For the three months ended March 31,	2022	2021
Director fees	$107,446	$86,691
Management fees paid to a company controlled by CEO and director	100,000	53,764
Management fees paid to a company controlled by the President and director	62,500	44,123
Management fees paid to a company controlled by a former director	82,993	45,000
Salaries	127,565	122,976
Share-based payments	322,083	680,097
	$802,587	1,032,651